REVENUE AND EXPENSES	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
REVENUE AND EXPENSES

13.	REVENUE AND EXPENSES

Revenue

The breakdown of Codere Online’s revenues is as follows:

	2023	2022	2021
Online sports betting	72,176	58,470	45,875
Online casino wagering	89,461	57,277	34,178
Others	10	-	200
Total	161,647	115,747	80,253

In 2021 Others represented the disposition of the Greenplay brand in exchange for 200 thousand euros pursuant to an asset purchase agreement between Codere Online and Aspire to Vita Media Group ApS on December 31, 2021.

No customer contributed more than 10% of revenue for the years ended December 31, 2023, 2022 and 2021.

Additionally, the distribution of sales by geographical market during the reporting period is as follows:

	2023	2022	2021
Spain	75,669	60,043	49,753
Mexico	73,315	45,518	24,908
Colombia	8,581	7,007	3,976
Argentina	1,721	1,077	-
Others	2,361	2,102	1,616
Total	161,647	115,747	80,253

Personnel expenses

The heading personnel expenses for the 2023, 2022 and 2021 periods include expenses for wages, salaries, long term incentive plans, benefits (and other similar concepts) and social security and other social contributions expenses payable by Codere Online.

	2023	2022	2021
Wages, salaries and similar	11,374	9,363	6,248
Social security contributions payable by Codere Online	1,239	790	425
Other social contributions	4,824	5,148	407
Total	17,437	15,301	7,080

Other social contribution includes those expenses resulting from the LTIP executive bonus. During the years ended December 31, 2023 and 2022 it amounted to €2,246 and €3,369 thousand, respectively.

Depreciation and amortization

The breakdown of depreciation and amortization for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Depreciation of property, plant and equipment (Note 6)	114	80	54
Amortization of intangible assets (Note 5)	-	476	659
Amortization of right-of-use assets	-	-	8
Total	114	556	721

Other operating expenses

The breakdown of other operating expenses for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Gambling taxes	16,281	11,529	8,440
Leases	528	526	596
Utilities, repairs and maintenance	1,432	1,059	793
Professional services and other expenses	59,203	49,396	35,905
Listing and transaction costs	-	-	45,509
Casino license royalties	6,279	4,843	4,024
Marketing expenses	75,127	88,412	48,214
Total	158,850	155,765	143,481

Codere Online recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value.

Professional services and other expenses in 2023, 2022 and 2021 mainly include: (i) streaming services contracted to external parties offered to our customers as a complement to our sports betting offer, (ii) the payment processing which allow our customers to deposit and withdraw using platforms and (iii) also some of our less popular sports odds hired to external providers. Additionally, this also includes certain other expenses, such as those relating to marketing and customer relationship management (CRM) tools.

Included within listing and transaction costs in 2021 is the cost of the listing of €35.8 million related to the Merger and recorded as a share-based payment in accordance with IFRS 2 (see Notes 2 and 9) and the net transaction costs associated with the Business Combination amounting to €9.6 million.

Finance income / (cost), net

The breakdown of finance income (cost), net for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Interest Income/(Expense), net	1,815	88	(6)
Exchange rate impact	(1,618)	5,828	(50)
Argentina Hyperinflation Impact	5,292	2,265	70
Decrease/(Increase) in Fair Value of Public Warrants (note 10)	890	4,215	3,937
Impact of IFRS 9 on accounting for financial instruments, including impairment*	-	(149)	31
Short term investment gain	1,020	-	-
Related parties debt restructuring	(1,573)	-	-
Others	-	213	-
Total	5,826	12,460	3,982

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

Finance income / (cost), net for the years ended December 31, 2023, 2022 and 2021 includes both realized and unrealized foreign exchange gains/(losses) that have been created due to the fluctuation of the exchange rates between the euro and the other currencies, mainly the Mexican peso, the Colombian peso, Argentine peso and the Panamanian balboa, that Codere Online uses in its operations as well as interest income related to Codere Online’s outstanding borrowings to related parties.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the year attributable to equity holders of the Company by (b) the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. The effect of warrants, stock options, and restricted shares throughout 2023 qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares, those that would increase earnings per share or decrease the loss per share if included, are disregarded in the calculation of diluted earnings per share. This is due to Codere Online reporting a net loss for the year, which results in all such instruments being considered antidilutive.

As of December 31, 2023, the Company had 45,297,900 issued and outstanding shares.

Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Therefore, as a result of the issuance of new shares on November 30, 2021, earnings per share has also been adjusted for all periods presented to reflect the number of shares issued and outstanding giving an amount of 45,121,956 for the years 2022 and 2021, which corresponds to the amount of shares attributable to CNEW (66.5%) without giving effect to the capital contribution of the DD3 shareholders and the resources obtained by the Nasdaq listing described in the previous paragraph.

Both basic and diluted earnings per share attributable to equity holders of Codere Online are calculated based on the following data, in each case for the years ended December 31, 2023, 2022 and 2021:

	12/31/2023	12/31/2022	12/31/2021
Net income/(loss) attributable to the equity holders of the Company (thousand euros)	(2,417)	(46,382)	(68,067)
Weight average number of shares outstanding:
Basic	45,273,438	45,121,956	6,686,432
Diluted	45,273,438	45,121,956	6,686,432
Basic earnings per share (euros)	(0.05)	(1.03)	(10.18)
Diluted earnings per share (euros)	(0.05)	(1.03)	(10.18)

13.	REVENUE AND EXPENSES

Revenue

The breakdown of the Group’s revenues is as follows:

	2022	2021	2020
Online sports betting	58,470	45,875	39,719
Online casino wagering	57,277	34,178	30,778
Others	-	200	-
Total	115,747	80,253	70,497

In 2021 Others represented the disposition of the Greenplay brand in exchange for 200 thousand euros pursuant to an asset purchase agreement between the Group and Aspire to Vita Media Group ApS on December 31, 2021.

No customer contributed more than 10% of revenue for the years ended December 31, 2022, 2021 and 2020.

Additionally, the distribution of sales by geographical market during the reporting period is as follows:

	2022	2021	2020
Spain	60,043	49,753	48,279
Mexico	45,518	24,908	18,422
Colombia	7,007	3,976	2,355
Argentina	1,077	-	-
Others	2,102	1,616	1,441
Total	115,747	80,253	70,497

Personnel expenses

The heading personnel expenses for the 2022, 2021 and 2020 periods include expenses for wages, salaries, benefits (and other similar concepts) and social security and other social contributions expenses payable by the Group.

	2022	2021	2020
Wages, salaries and similar	9,363	6,248	4,483
Social security contributions payable by the Group	790	425	280
Other social contributions	5,148	407	394
Total	15,301	7,080	5,157

The personnel expenses increase in the 2022 period is due to the approval by the company of the Management Incentive Plan in 2022 described in Note 17 and for the increase in personnel number.

Other social contribution includes those expenses resulting from the LTIP executive bonus amounting to 3,369 thousand euro in 2022.

Depreciation and amortization

The breakdown of depreciation and amortization for the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Depreciation of property, plant and equipment (Note 6)	80	54	40
Amortization of intangible assets (Note 5)	476	659	883
Amortization of right-of-use assets	-	8	9
Total	556	721	932

Other operating expenses

The breakdown of other operating expenses for the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Gambling taxes	11,529	8,440	8,867
Leases	526	596	575
Utilities, repairs and maintenance	1,059	793	1,258
Professional services and other expenses	49,396	35,905	28,639
Listing and transaction costs	-	45,509	-
Casino license royalties	4,843	4,024	4,255
Marketing expenses	88,412	48,214	35,063
Total	155,765	143,481	78,657

The Group recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value.

Professional services and other expenses in 2022, 2021 and 2020 mainly include: (i) streaming services contracted to external parties offered to our customers as complement to our sports complete betting offer, (ii) the payment processing which allows our customers to deposit and withdraw money using user-friendly platforms from payment processing providers and (iii) some of our less popular sports odds hired to external providers. Additionally, included within this heading are certain other expenses, such as those relating to marketing and customer relationship management (“CRM”) tools.

Included within listing and transaction costs in 2021 is the cost of the listing of €35.8 million related to the Merger and recorded as a share-based payment in accordance with IFRS 2 (see Notes 2 and 9) and the net transaction costs associated with the Business Combination amounting to €9.6 million, of which €6.6 million were assumed by Codere Online and €3.0 million were assumed by CNEW.

Finance income / (cost)

The breakdown of finance income for the year ended December 31, 2022, 2021 and 2020 is as follows

	2022	2021	2020
Interest Income/(Expenses)	88	(6)	-
Exchange rate impact	5,828	(50)	(520)
Argentina Hyperinflation Impact	2,265	70	-
Decrease/(Increase) in Fair Value of Public Warrants (note 10)	4,215	3,937	-
Impact of IFRS 9 on accounting for financial instruments, including impairment*	(149)	31	-
Others	213	-	-
Total	12,460	3,982	(520)

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

Regarding the finance income/(cost) for the year ended December 31, 2022 and 2021 primarily relates to the change in the fair value of the warrants from the date of transfer, November 30, 2021, to the end of the year, which amounted to €4,215 and €3,937 thousand, respectively. Additionally, included in this heading for the years ended December 31, 2022, 2021 and 2020 is both realized and unrealized foreign exchange gains/(losses) that have been created due to the fluctuation of the exchange rates between the euro and the other currencies, mainly the Mexican peso, the Colombian peso, Argentine peso and the Panamanian balboa, that the Group uses in its operations as well as interest expense related to the Group’s outstanding borrowings from related parties.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the year attributable to equity holders of the Parent by (b) the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the year attributable to ordinary equity holders of the Parent by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. The effect of warrants throughout 2021 qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares are disregarded in the calculation of diluted earnings per share.

As a result of the 2021 Business Combination, as described in Note 1, Codere Group has control of the Group through CNEW with approximately 66.5% of the total outstanding ordinary shares of Parent. The remaining shareholders of Parent, which include former DD3 shareholders and certain other investors, collectively hold the remaining 33.5% stake. As of December 31, 2022, Parent had 45,121,956 issued and outstanding shares.

Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Therefore, as a result of the issuance of new shares on November 30, 2021, earnings per share has also been adjusted for all periods presented to reflect the number of shares issued and outstanding giving an amount of 45,121,956 for the years 2022 and 2021, and an amount of 30,006,101 shares for the 2020 period, which corresponds to the amount of shares attributable to CNEW (66.5%) without giving effect to the capital contribution of the DD3 shareholders and the resources obtained by the Nasdaq listing described in the previous paragraph.

Both basic and diluted earnings per share attributable to equity holders of the Group are calculated based on the following data, in each case for the years ended December 31, 2022, 2021 and 2020:

	12/31/2022	12/31/2021	12/31/2020
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(46,382)	(68,067)	(16,274)
Weight average number of shares outstanding:
Basic	45,121,956	6,686,432	4,463,482
Diluted	45,121,956	6,686,432	4,463,482
Basic earnings per share (euros)	(1.03)	(10.18)	(3.64)
Diluted earnings per share (euros)	(1.03)	(10.18)	(3.64)